Operating Segments Information - Summary of Revenue from Major Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of products and services [line items]
Operating revenue	$ 645,387,710	$ 20,573,405	$ 595,409,585	$ 581,914,471
Packaging service [member]
Disclosure of products and services [line items]
Operating revenue	308,342,594	9,829,219	261,731,413	256,805,887
Testing service [member]
Disclosure of products and services [line items]
Operating revenue	71,900,228	2,292,006	54,561,480	49,879,923
EMS [member]
Disclosure of products and services [line items]
Operating revenue	257,192,747	8,198,685	271,293,309	268,218,002
Other products and services [member]
Disclosure of products and services [line items]
Operating revenue	$ 7,952,141	$ 253,495	$ 7,823,383	$ 7,010,659